Financial risk management and fair value estimates (Details Narrative) - ARS ($)	12 Months Ended	24 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Business, description	A 10% depreciation of the US dollar against the functional currencies would have an equal and opposite effect on the Statements of Income and Other Comprehensive Income.
Lower gain before income tax	$ 9,448,000,000	$ 11,233,000,000
Percentage of trade receivable by group	96.60%	95.60%
Derivative Financial Instruments [Member]
Statement [Line Items]
Derivative financial instruments	$ 4,474,000,000	$ 7,184,000,000
Net loss before income tax	420,000	4,400,000
Derivatives margins	0	558,000,000
Gains and losses on commodity-based derivative instruments	1,554,000,000	(7,463,000,000)
Other price risks [Member]
Statement [Line Items]
Derivative financial instruments	1,546,000,000	1,825,000,000
Net loss before income tax	155,000,000	183,000,000
Future exchange contracts [Member]
Statement [Line Items]
Financial assets	264,000,000	595,000,000
Financial liabilities	$ 139,000,000	$ 72,000,000
Argentina [Member]
Statement [Line Items]
Business, description	Argentina and Brazil together concentrate more than 88% of the Group’s grain production for the years ended June 30, 2022 and 2021, respectively
Agricultural Business [Member]
Statement [Line Items]
Business, description	The Group estimates that, other factors being constant, a 1% increase in floating rates at year-end would increase net loss before income tax for the years ended June 30, 2022 and 2021 in the amount of ARS 81 and ARS 121, respectively. A 1% decrease in floating rates would have an equal and opposite effect on the Statement of Income and Other Comprehensive Income
Percentage of trade receivable by group	20.70%	16.30%